Leases - Maturities of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2023	$ 139
2024	130
2025	128
2026	127
2027	124
Thereafter	1,640
Total lease payments	2,288
Less: imputed interest	(823)
Total finance lease liabilities	1,465	$ 1,300
Operating Leases
2023	2,685
2024	2,499
2025	2,313
2026	2,142
2027	1,989
Thereafter	12,411
Total lease payments	24,039
Less: imputed interest	(5,501)
Total operating lease liabilities	18,538	$ 19,823
Total
2023	2,824
2024	2,629
2025	2,441
2026	2,269
2027	2,113
Thereafter	14,051
Total lease payments	26,327
Less: imputed interest	(6,324)
Total lease liabilities	20,003
Future noncancelable subleases, future minimum payments	290
Leases, amount due in excess of remaining estimated economic life	$ 2,500